7. SUBORDINATED DEBT: Maturity and redemption information relating to Subordinated Debt (Details) - Subordinated Debt	12 Months Ended
Dec. 31, 2020 USD ($)
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 30,075,399
Based on Maturity Date | 2021
Amount Maturing or Redeemable at Option of Holder	6,068,119
Based on Maturity Date | 2022
Amount Maturing or Redeemable at Option of Holder	5,219,163
Based on Maturity Date | 2023
Amount Maturing or Redeemable at Option of Holder	9,010,098
Based on Maturity Date | 2024
Amount Maturing or Redeemable at Option of Holder	9,778,019
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	30,075,399
Based on Interest Adjustment Period | 2021
Amount Maturing or Redeemable at Option of Holder	16,410,974
Based on Interest Adjustment Period | 2022
Amount Maturing or Redeemable at Option of Holder	7,405,587
Based on Interest Adjustment Period | 2023
Amount Maturing or Redeemable at Option of Holder	2,940,375
Based on Interest Adjustment Period | 2024
Amount Maturing or Redeemable at Option of Holder	$ 3,318,463